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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

MILES FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

AMY M. MITCHELL, TREASURER

MILES FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.	JOHN C. MILES, ESQ.
MILES FUNDS, INC.	CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2012

DATE OF REPORTING PERIOD: 09/30/2012

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT FOR THE PERIOD ENDING SEPTEMBER 30, 2012.

Institutional Money Market Fund

SEMI-ANNUAL FINANCIAL REPORT

SEPTEMBER 30, 2012

THE

EDUCATION

LIQUIDITY

FUND

Miles Funds, Inc.

Table of Contents

Message from the Investment Adviser

Performance Report and Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

Financial Highlights

Additional Information

Miles Funds, Inc.

Message from the Investment Adviser

Dear Valued Shareholder:

We are pleased to present this semi-annual report for the Miles Funds covering the six month period from April 1, 2012 to September 30, 2012.  This report provides you with information regarding your Fund performance, commentary from your Fund manager, and a review of your Fund expenses.  We encourage you to review this information and hope you will find it useful.

Central banks around the world flood the markets with liquidity (defined as the amount of money made available by global central banks) in a struggle to avoid global recession and European implosion.  Growth appears to be in short supply as Europe is already in recession, the U.S. teeters around two percent growth, and China has slowed substantially (though it still clings to growth above seven percent).

Unfortunately monetary policy cannot be the only answer to generating growth.  The Federal Reserve’s announcement of QE3 and explicit targeting of the labor market made it clear they have pulled out all the stops.  The European Central Bank (ECB) announcement of the Outright Monetary Purchase program (OMT) bought time for Eurozone policymakers and calmed fears around a European collapse.  While these measures serve a valuable purpose, monetary policy is not enough to produce growth.  Balanced budgets require revenue growth coupled with disciplined spending, and substantial improvement in either is not expected in the near future.

Without significant improvement in global growth, we are challenged to see near-term improvement in the domestic growth or employment picture.  The unemployment rate is mired in the low eight percent area, and business activity as represented by the ISM non-manufacturing report has flat-lined since April.  The pending fiscal cliff has raised the level of uncertainty for businesses and consumers alike.  Without action, favorable tax legislation will expire and over $100 billion in spending cuts will be triggered at calendar year-end.  Needless to say, the negative effect on the economy and markets would be significant.  We expect the majority of the fiscal cliff issues to be addressed by temporary band-aids that extend the conflict into 2013 for resolution by the new Congress.  Business and consumer activity will likely remain subdued and growth will remain tepid.

Given this backdrop we expect low money market rates for the foreseeable future.  The guidelines of safety and liquidity remain of utmost importance though we recognize participants wish for yield now more than ever.  We appreciate the opportunity to preserve assets through this environment and look forward to a clearer path.

John Osier, CFA

Portfolio Manager, Fixed Income

Miles Capital, Inc.

The Miles Funds are distributed by Foreside Distribution Services, L.P.

Shares of the Miles Funds are NOT INSURED BY THE FDIC.  Investment products involve investment risk, including the possible loss of principal.  Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus.  An investor should consider the Fund investment objectives, risks, charges, and expenses carefully before investing or sending money.  This and other important information can be found in the Funds’ prospectus.  To obtain more information, please call 866-720-2995 or visit the website www.TELF-online.org.  Please read the prospectus carefully before investing.

Performance Report

Money Market Funds

An increase in bank demand along with Operation Twist provided a boost to short rates over the past six months. Overnight rates were well above levels seen in the first half of the year, although changes to a number of Federal Reserve and US Government programs at year-end could bring rates back down. Until domestic growth improves, money market rates will stay historically low.

Institutional Money Market Fund

The Fund’s average days remain shorter than its index as overnight rates and savings deposits offered better yields than longer term investments.  Longer paper will be added as the relationship between overnight rates and 1-year investments begins to normalize.  We are also increasing the allocation to bank deposit accounts and CDs where additional yield can be gained.

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments (unaudited)
September 30, 2012

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
U.S. Government Agencies					Certificates of Deposit (continued)
Federal Farm Credit Bank					CIT Bank, UT Certificate of Deposit
$ 1,000,000	0.240%	**	02/01/13	$ 1,000,036	$ 250,000	0.400%	03/21/13	$ 250,000
1,100,000	0.269%	****	03/25/13	1,100,128	First Mariner Bank, MD Certificate of Deposit
2,000,000	0.300%	**	04/11/13	2,000,744	250,000	0.360%	03/21/13	250,000
300,000	0.280%	*	10/15/13	299,685	Merrick Bank, UT Certificate of Deposit
500,000	0.320%	*	07/14/14	499,370	240,000	0.400%	04/01/13	240,000
2,000,000	0.227%	***	10/24/14	1,999,581	Bank Hapoalim, NY Certificate of Deposit
					240,000	0.450%	04/11/13	240,000
Federal Home Loan Bank					GE Capital Retail Bank, UT Certificate of Deposit
1,425,000	0.200%		01/18/13	1,424,942	245,000	0.350%	04/12/13	245,000
945,000	0.190%		02/12/13	944,881	Beal Bank, NV Certificate of Deposit
					245,000	0.400%	04/24/13	245,000
Federal Home Loan Mortgage Corporation					Firstbank, PR Certificate of Deposit
2,000,000	0.350%	*	09/12/13	1,999,332	245,000	0.400%	05/03/13	245,000
					Bank of India, NY Certificate of Deposit
Federal National Mortgage Association					245,000	0.550%	05/08/13	245,000
2,000,000	0.340%	*	12/03/12	2,000,279	Bank of China, NY Certificate of Deposit
4,000,000	1.750%		05/07/13	4,036,418	245,000	0.600%	05/09/13	245,000
	(Cost $17,305,396)			17,305,396	EnerBank USA, UT Certificate of Deposit
					245,000	0.400%	05/29/13	245,000
Certificates of Deposit					Banco Bilbao, PR Certificate of Deposit
Bank of Baroda, NY Certificate of Deposit					245,000	0.500%	05/30/13	245,000
245,000	0.400%		11/02/12	245,000	Goldman Sachs Bank, NY Certificate of Deposit
Newburyport Bank, MA Certificate of Deposit					245,000	0.400%	05/30/13	245,000
245,978	0.400%		11/28/12	245,978	Safra National, NY Certificate of Deposit
Treynor State Bank, IA Certificate of Deposit					245,000	0.400%	05/31/13	245,000
Account Registry Service (CDARS) ******					Huntington National Bank, OH Certificate of Deposit
1,005,500	0.450%		12/06/12	1,005,500	245,000	0.450%	05/31/13	245,000
1,005,500	0.450%		12/27/12	1,005,500	Ally Bank, UT Certificate of Deposit
City State Bank, IA Certificate of Deposit					245,000	0.450%	06/06/13	245,000
245,000	0.650%		01/26/13	245,000	Doral Bank, PR Certificate of Deposit
Freedom Financial Bank, IA Certificate of Deposit					245,000	0.500%	06/07/13	245,000
250,811	0.650%		02/07/13	250,811	First National Bank, NE Certificate of Deposit
Mizuho Corporate Bank, NY Certificate of Deposit					245,000	0.500%	06/07/13	245,000
245,000	0.400%		03/06/13	245,000		(Cost $7,652,789)		7,652,789
Great Western Bank, SD Certificate of Deposit
245,000	0.650%		03/11/13	245,000

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Interest rate fluctuates quarterly with Libor
*****	Deposit Account interest rates fluctuate as determined by individual bank
******	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
*******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum

See accompanying notes to financial statements
Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments (unaudited)
September 30, 2012

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
Deposit Accounts *****					Repurchase Agreements
Bank Iowa, West Des Moines, IA					Merrill Lynch, Pierce, Fenner and Smith Inc.
$ 245,000	0.250%			$ 245,000	$ 3,661,873	0.170%	10/01/12	$ 3,661,873
Bank of the West, Des Moines, IA						(Cost $3,661,873)		3,661,873
245,000	0.400%			245,000		(Purchased on 09/28/12; proceeds at
Boone Bank and Trust, Boone, IA						maturity $3,661,925; collateralized by
245,000	0.250%			245,000		$3,415,643 U.S. Government Agencies,
Central State Bank, State Center, IA						01/01/31, collateral worth $3,735,111)
245,000	1.000%			245,000
Citizens State Bank, Pocahontas, IA						Total Investments
245,000	0.400%			245,000		(Cost $62,272,483)		$ 62,272,483
Community Bank, Oelwein, IA						Other Assets and Liabilities		26,617
245,000	0.700%			245,000
Community Savings Bank, Manchester, IA						Net Assets		$ 62,299,100
245,000	0.520%			245,000
Fidelity Bank, Huxley, IA
245,000	0.600%			245,000
First Community Bank, Newell, IA
245,000	0.450%			245,000
First National Bank, Creston, IA
245,000	0.400%			245,000
First National Bank, Sioux Center, IA
245,000	0.650%			245,000
Iowa State Bank, Des Moines, IA
245,000	0.300%			245,000
Nationwide Bank, Columbus, OH
245,000	0.350%			245,000
Northwest Bank, Spencer, IA
245,000	0.400%			245,000
Treynor State Bank, Treynor, IA
245,000	0.500%			245,000
Federally Insured Cash Account *******
29,977,425	0.250%			29,977,425
	(Cost $33,652,425)			33,652,425

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Interest rate fluctuates quarterly with Libor
*****	Deposit Account interest rates fluctuate as determined by individual bank
******	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
*******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum

See accompanying notes to financial statements

Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments
September 30, 2012

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
U.S. Government Agencies					Certificates of Deposit (continued)
Federal Farm Credit Bank					Bank of China, New York City Certificate of Deposit
$ 1,000,000	0.240%	**	02/01/13	$ 1,000,036	$ 245,000	0.750%	05/04/12	$ 245,000
1,100,000	0.269%	****	03/25/13	1,100,128	CapMark Bank, Salt Lake City Certificate of Deposit
2,000,000	0.300%	**	04/11/13	2,000,744	250,000	0.750%	05/04/12	250,000
300,000	0.280%	*	10/15/13	299,685	American Momentum, Tampa Certificate of Deposit
500,000	0.320%	*	07/14/14	499,370	245,000	0.501%	05/11/12	245,000
2,000,000	0.227%	***	10/24/14	1,999,581	Southern Bank, NC Certificate of Deposit
					245,000	0.590%	05/11/12	245,000
Federal Home Loan Bank					US Bank, Cincinnati Certificate of Deposit
1,425,000	0.200%		01/18/13	1,424,942	245,000	0.500%	05/11/12	245,000
945,000	0.190%		02/12/13	944,881	Newburyport Bank, MA Certificate of Deposit
					245,489	0.400%	05/28/12	245,489
Federal Home Loan Mortgage Corporation					Safra National, New York City Certificate of Deposit
2,000,000	0.350%	*	09/12/13	1,999,332	245,000	0.400%	05/29/12	244,945
					Wright Express, UT Certificate of Deposit
Federal National Mortgage Association					245,000	0.550%	06/06/12	245,000
2,000,000	0.340%	*	12/03/12	2,000,279	Bank Midwest, Kansas City Certificate of Deposit
4,000,000	1.750%		05/07/13	4,036,418	245,000	0.420%	06/11/12	245,000
	(Cost $13,826,798)			17,305,396	Northbrook Bank, IL Certificate of Deposit
					245,000	0.400%	06/11/12	245,000
Certificates of Deposit					One West Bank, Pasadena Certificate of Deposit
Bank Baroda, New York City Certificate of Deposit					245,000	0.450%	06/11/12	245,000
245,000	0.400%		11/02/12	245,000	Transportation Bank, UT Certificate of Deposit
Beal Bank, Las Vegas Certificate of Deposit					245,000	0.400%	06/11/12	245,000
245,000	0.500%		04/18/12	245,000	American Enterprise Bank, IL Certificate of Deposit
AloStar Bank, Birmingham Certificate of Deposit					245,000	0.400%	06/18/12	245,000
100,000	0.600%		04/19/12	100,000	Beal Bank, Plano Certificate of Deposit
Aurora Bank, Wilmington Certificate of Deposit					245,000	0.350%	06/27/12	245,000
200,000	1.000%		04/19/12	200,000	Discover Bank, DE Certificate of Deposit
Shelter Financial, Columbia Certificate of Deposit					245,000	0.450%	06/29/12	245,000
250,000	0.900%		04/19/12	250,000	Treynor State Bank Certificate of Deposit
Bank Baroda, New York City Certificate of Deposit					Account Registry Service (CDARS) ******
245,000	0.500%		04/27/12	245,000	1,005,500	0.450%	12/06/12	1,005,500
Bank India, New York City Certificate of Deposit					1,005,500	0.450%	12/27/12	1,005,500
245,000	0.600%		05/02/12	245,000	City State Bank, Central City Certificate of Deposit
					245,000	0.650%	01/25/13	245,000

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Interest rate fluctuates quarterly with Libor
*****	Deposit Account interest rates fluctuate as determined by individual bank
******	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
*******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum

See accompanying notes to financial statements
Miles Funds, Inc.
Institutional Money Market Fund

Schedule of Portfolio Investments
September 30, 2012

				Amortized				Amortized
Par Value	Description			Cost	Par Value	Description		Cost
Certificates of Deposit (continued)					Deposit Accounts (continued)
Freedom Financial Bank Certificate of Deposit					First National Bank, Sioux Center
$ 250,000	0.650%		02/06/13	$ 250,000	$ 245,000	0.650%		$ 245,000
First Federal Savings Bank Certificate of Deposit					Iowa State Bank, Des Moines
245,000	0.650%		03/11/13	245,000	245,000	0.300%		245,000
CIT Bank, Salt Lake City Certificate of Deposit					Nationwide Bank, Columbus
250,000	0.400%		03/21/13	250,000	245,000	0.400%		245,000
First Mariner Bank, Baltimore Certificate of Deposit					Northwest Bank, Spencer
250,000	0.360%		03/21/13	250,000	245,000	0.400%		245,000
Merrick Bank, UT Certificate of Deposit					Treynor State Bank
240,000	0.400%		04/01/13	240,000	245,000	0.500%		245,000
Bank Hapoalim, New York City Certificate of Deposit					Federally Insured Cash Account *******
240,000	0.450%		04/11/13	240,000	29,937,222	0.300%		29,937,222
	(Cost $8,941,431)			8,941,434		(Cost $33,612,222)		33,612,222

Deposit Accounts *****					Repurchase Agreements
Bank Iowa, West Des Moines					Merrill Lynch, Pierce, Fenner and Smith Inc.
245,000	0.500%			245,000	3,661,873	0.170%	10/01/12	3,661,873
Bank of the West, Des Moines						(Cost $3,661,873)		3,661,873
245,000	0.400%			245,000		(Purchased on 03/30/12; proceeds at
Boone Bank and Trust						maturity $16,442,222; collateralized by
245,000	0.300%			245,000		$17,939,000 U.S. Government Agencies,
Central State Bank, State Center						06/22/12 to 01/15/48, collateral worth
245,000	1.000%			245,000		$ 16,771,506)
Citizens State Bank, Pocahontas
245,000	0.500%			245,000		Total Investments
Community Bank, Oelwein						(Cost $72,822,509)		$ 63,520,925
245,000	0.800%			245,000		Other Assets and Liabilities		9,305,193
Community Savings Bank, Manchester
245,000	0.520%			245,000		Net Assets (100.00%)		$ 72,826,118
Fidelity Bank, Huxley
245,000	0.750%			245,000
First Community Bank, Newell
245,000	0.600%			245,000
First National Bank, Creston
245,000	0.400%			245,000

*	Interest rate fluctuates daily with Fed Fund rate
**	Interest rate fluctuates daily with Prime rate
***	Interest rate fluctuates monthly with Libor
****	Interest rate fluctuates quarterly with Libor
*****	Deposit Account interest rates fluctuate as determined by individual bank
******	Fully FDIC insured through the CDARS program which places funds into certificates of deposit issued by banks in the
	CDARS network in increments of less than the standard FDIC insurance maximum
*******	Fully FDIC insured through the FICA program which places funds into individual banks in increments of less than the
	standard FDIC insurance maximum

See accompanying notes to financial statements

Miles Funds, Inc.
Statement of Assets and Liabilities (unaudited)
September 30, 2012

Institutional
Money Market
Fund

ASSETS:
Investments, at value:
Unaffiliated issuers	$ 58,610,610
Repurchase agreements	3,661,873
Total investments	62,272,483
Interest and dividends receivable	57,360
Prepaid expenses	2,000
Total assets	62,331,843
LIABILITIES:
Dividends payable	813
Accrued expenses and other payables:
Investment advisory fees	6,762
Administration fees	3,689
Other	21,478
Total liabilities	32,743
Net assets	$ 62,299,100
NET ASSETS:
Paid-in capital	$ 62,299,100
Net assets	$ 62,299,100
Authorized shares	1,250,000,000
Capital shares outstanding	62,299,100
Net asset value--offering and redemption price per share	$ 1.00

See notes to financial statements

Miles Funds, Inc.
Statement of Operations (unaudited)
For the Six Months Ended September 30, 2012

Institutional
Money Market
Fund

INVESTMENT INCOME:
Interest income	$ 118,654
Total investment income	118,654

EXPENSES:
Investment advisory fees	143,203
Administration fees	83,608
Accounting fees	13,762
Custody fees	6,695
Legal fees	4,691
Audit and tax fees	9,604
Directors' fees	5,227
Affiliated transfer agent fees	3,000
Registration and filing fees	534
Insurance expense	3,681
Pricing Service	1,049
Other	1,860
Total expenses	276,914
Less: Expenses voluntarily reduced/waived	(170,008)
Net expenses	106,906
Net investment income	$ 11,748

See notes to financial statements

Miles Funds, Inc.
Statements of Changes in Net Assets (unaudited)
September 30, 2012
	Institutional Money Market Fund
	Six Months	Year
	Ended	Ended
	September 30, 2012	March 31, 2012
OPERATIONS:
Net investment income	$ 11,748	$ 42,845
Change in net assets resulting from operations	11,748	42,845

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Capital Shares	(11,748)	(42,845)
Change in net assets from shareholder distributions	(11,748)	(42,845)

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares	120,839,969	223,204,714
Reinvestments:
Capital Shares	13,088	40,691
Redemptions:
Capital Shares	(131,380,075)	(206,216,409)
Change in net assets from capital transactions	(10,527,018)	17,028,996
Change in net assets	(10,527,018)	17,028,996

NET ASSETS:
Beginning of period	72,826,118	55,797,122
End of period	$ 62,299,100	$ 72,826,118

SHARE TRANSACTIONS:
Issued:
Capital Shares	120,839,969	223,204,714
Reinvestments:
Capital Shares	13,088	40,691
Redemptions:
Capital Shares	(131,380,075)	(206,216,409)
Change in shares	(10,527,018)	17,028,996

See notes to financial statements

Miles Funds, Inc.

Notes to Financial Statements (unaudited)

September 30, 2012

1.  Organization

The Miles Funds, Inc. (the “Miles Funds”) was registered on November 16, 1994 under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end management investment company issuing its shares in one portfolio.  Miles Capital, Inc. (“Miles Capital”) is the investment adviser.  The Miles Funds currently consist of the following diversified portfolio: Institutional Money Market Fund (the “Fund”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period.  Actual results could differ from those estimates.

Securities Valuation

In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”).  Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount.  Dividends are recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements

The Fund may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that Miles Capital deems creditworthy under guidelines approved by the Fund’s Board of Directors (the “Board”), subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The seller under a repurchase agreement will be required to continually maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).  If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.  The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty.

Securities Purchased on a When-Issued or Delayed-Delivery Basis

The Fund may purchase securities on a when-issued or delayed-delivery basis.  When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place.  At the time the Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value.  A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2012

Dividends to Shareholders

Dividends from net investment income are declared daily and paid monthly.

The amount and timing of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from the character of distributions under GAAP.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The Fund evaluates its tax position taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year.  The Fund is no longer subject to examination by tax authorities for years prior to 2008.  At this time, management believes there are no uncertain tax positions which, based on their technical merit, would more-likely-than-not be sustained upon examination.  Accordingly, no provision has been made for federal or state income taxes.  Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

3.  Related Party Transactions

Under the terms of its Investment Advisory Agreement, Miles Capital is entitled to receive fees at an annual rate of 0.20 percent of the average daily net assets of the Fund.  On May 23, 2012, the Board approved the amendment of the investment advisory fee from an annual rate of 0.35 percent to 0.20 percent.  Miles Capital voluntarily limited advisory fees for the Fund to a range from 0.11 to 0.141 percent during the six months ended September 30, 2012.

The Fund has entered into a Management and Administration Agreement with Miles Capital pursuant to which the Fund pays administrative fees at an annual rate of 0.10 percent of the average daily net assets.  On May 23, 2012, the Board approved the amendment of the management and administration fee from an annual rate of 0.21 percent to 0.10 percent.  Miles Capital voluntarily limited administrative fees for the Fund to 0.07 percent during the six months ended September 30, 2012.

Miles Capital also provides fund accounting services for the Fund pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of the Fund for such services.  Miles Capital voluntarily waived all fund accounting fees for the Fund during the six months ended September 30, 2012.

Foreside Distribution Services, L.P. serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with shares of a Fund purchased and held by Customers of the Participating Organization.  The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement.  No fees have been approved for the Fund.  However, Miles Capital as adviser and administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

Miles Funds, Inc.

Notes to Financial Statements (unaudited) (continued)

September 30, 2012

Miles Capital also serves as the Fund's transfer agent.  Miles Capital is paid a fee for transfer agency services based on the number of shareholder accounts serviced or a minimum fee amount.  During the six months ended September 30, 2012, Miles Capital received no transfer agent service fees.

Miles Capital reimburses the Fund for various other fees in order to maintain a targeted yield.  Expenses voluntarily reduced/waived by Miles Capital for the six months ended September 30, 2012 are as follows:

EXPENSES VOLUNTARILY REDUCED/WAIVED:
Investment advisory fees	$ 83,750
Administration fees	51,496
Accounting fees	13,762
Transfer agent fees	3,000
Various other fees	18,000
Total expenses voluntarily reduced/waived	$ 170,008

4.  Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

5.  Fair Value Measurement

ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the demand accounts which are considered Level 1 valuations.

6.  Securities Transactions

Purchases and proceeds from the maturity and sale of portfolio securities in the Institutional Money Market Fund aggregated $3,791,746,318 and $3,802,264,506 for the six months ended September 30, 2012.

Miles Funds, Inc.
Financial Highlights

	Institutional Money Market Fund
	Six Months Ended September 30, 2012		Year Ended March 31,
	(unaudited)		2012	2011	2010	2009	2008

Net Asset Value, Beginning of Period	$1.0000		$1.000	$1.000	$1.000	$1.000	$1.000

Net Investment Income	$0.0001		$0.001	$0.002	$0.003	$0.017	$0.046

Dividends and Distributions	($0.0001)		($0.001)	($0.002)	($0.003)	($0.017)	($0.046)

Net Asset Value, End of Period	$1.0000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.01%	*	0.05%	0.16%	0.26%	1.64%	4.58%

Ratio of Expenses to Average
Net Assets, After Waivers	0.23%	**	0.17%	0.19%	0.32%	0.25%	0.24%

Ratio of Net Investment Income to
Average Net Assets, After Waivers	0.03%	**	0.05%	0.16%	0.26%	1.66%	4.58%

Ratio of Expenses to Average
Net Assets, Before Waivers	0.60%	**	0.70%	0.73%	0.73%	0.74%	0.75%

Ratio of Net Investment Income to
Average Net Assets, Before Waivers	(0.34%)	**	(0.48%)	(0.37%)	(0.14%)	1.17%	4.08%

Net Assets, End of Period (000 Omitted)	$62,299		$72,826	$55,797	$57,769	$61,107	$61,209

* Total return is for the period and has not been annualized.

** Ratios are annualized.

Miles Funds, Inc.

Additional Information

September 30, 2012

1.  About Your Fund Expenses

It is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses.  As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses.  Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2012 to September 30, 2012.  The table on the following page illustrates your fund’s costs in two ways:

A.

Based on actual fund return.  This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund.  You may use the information here, together with the   amount you invested, to estimate the expenses that you paid over the period.

B.

Based on hypothetical 5 percent return.  This section is intended to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return.  You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a “sales load” or transaction fee.  The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report.  For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	4/1/2012	9/30/2012	4/1/12-9/30/12	Ratio*
Based on Actual Fund Return
Institutional Money Market Fund	$1,000.00	$1,000.12	$1.17	0.23%

Based on Hypothetical 5% Return
Institutional Money Market Fund	$1,000.00	$1,023.90	$1.18	0.23%

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Miles Funds, Inc.

Additional Information (unaudited) (continued)

September 30, 2012

2.

Proxy Voting Policies and Procedures, Proxy Voting Record, Schedule of Portfolio Holdings, and

Form N-PX

Complete schedules of portfolio holdings that are updated monthly are available on the Internet at www.IPASeducation.org.  Form N-PX is a record of proxy votes by the Funds.  Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:

By calling the Funds toll free at 1-866-720-2995,

At www.sec.gov, or by phone at 1-800-SEC-0330 or,

By mail at Public Reference Section, SEC, Washington, D.C. 20549 (duplicating fee required).

Miles Funds, Inc.

Service Providers

INVESTMENT ADVISER and

ADMINISTRATOR

Miles Capital, Inc.

1415 28th Street, Suite 200

West Des Moines, Iowa 50266-1461

DISTRIBUTOR

Foreside Distribution Services, L.P.

Three Canal Plaza, Suite 100

Portland, Maine 04101

LEGAL COUNSEL

Cline, Williams, Wright, Johnson &

Oldfather, LLP

1900 U.S. Bank Building

Lincoln, Nebraska  68508

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

2500 Ruan Center

Des Moines, Iowa  50309

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE MILES FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(A) Not Applicable on Semi-annual report.

(B) NOT APPPLICABLE.

(C) NOT APPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD OF DIRECTORS.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF December 3, 2012, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.

(A)

A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

David W. Miles, President

Date: December 3, 2012

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

, President and Principal Executive

David W. Miles

December 3, 2012

, Treasurer and Principal Financial and Accounting Officer

Amy M. Mitchell

December 3, 2012